Significant Accounting Policies (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value of Financial Instruments
Carrying amount of long-term debt	$ 9,100,000,000
Estimated fair value of long-term debt	10,800,000,000
Fair value of outstanding letters of credit	4,900,000
Activity in the allowance for doubtful trade accounts receivable
Beginning balance	189,000,000	182,000,000	224,000,000
Additions charged to bad debt expense	149,000,000	129,000,000	73,000,000
Write-offs charged to allowance	(95,000,000)	(122,000,000)	(115,000,000)
Ending balance	243,000,000	189,000,000	182,000,000
Components of property and equipment
Property and equipment, gross	16,306,000,000	15,400,000,000
Accumulated depreciation and amortization	(7,674,000,000)	(6,933,000,000)
Property and equipment, net	8,632,000,000	8,467,000,000
Property and equipment under capital leases	219,000,000	211,000,000
Depreciation expense	1,300,000,000	1,100,000,000	1,000,000,000
Building
Components of property and equipment
Estimated useful life, minimum (in years)	10
Estimated useful life, maximum (in years)	40
Building improvements
Components of property and equipment
Estimated useful life, minimum (in years)	10
Estimated useful life, maximum (in years)	40
Leasehold improvements
Components of property and equipment
Estimated useful life, minimum (in years)	10
Estimated useful life, maximum (in years)	40
Property and equipment, gross	3,105,000,000	3,021,000,000
Land
Components of property and equipment
Property and equipment, gross	1,429,000,000	1,295,000,000
Fixtures and equipment
Components of property and equipment
Property and equipment, gross	7,928,000,000	7,582,000,000
Software
Components of property and equipment
Property and equipment, gross	1,230,000,000	1,098,000,000
Fixtures, equipment and internally developed software
Components of property and equipment
Estimated useful life, minimum (in years)	3
Estimated useful life, maximum (in years)	10
Building and building improvements
Components of property and equipment
Property and equipment, gross	$ 2,614,000,000	$ 2,404,000,000